Note 30	12 Months Ended
Dec. 31, 2021
Accumulated other comprehensive income [abstract]
Disclosure of Accumulated Other Comprehensive Income [Text Block]	Accumulated other comprehensive income (loss) The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows

Accumulated other comprehensive income (loss). Breakdown by concepts (Millions of Euros)
	Notes	2021	2020	2019
Items that will not be reclassified to profit or loss		(2,075)	(2,815)	(1,875)
Actuarial gains (losses) on defined benefit pension plans		(998)	(1,474)	(1,498)
Non-current assets and disposal groups classified as held for sale		—	(65)	2
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(1,079)	(1,256)	(403)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		2	(21)	24
Items that may be reclassified to profit or loss		(14,401)	(11,541)	(8,351)
Hedge of net investments in foreign operations (effective portion)		(146)	(62)	(896)
Mexican peso		(681)	(362)	(588)
Turkish lira		555	317	163
Other exchanges		(19)	(18)	(471)
Foreign currency translation		(14,988)	(14,185)	(9,147)
Mexican peso		(4,503)	(5,220)	(3,557)
Turkish lira		(6,607)	(4,960)	(3,750)
Argentine peso		(1,024)	(1,247)	(1,124)
Venezuela Bolívar		(1,858)	(1,860)	(1,854)
Other exchanges		(995)	(898)	1,138
Hedging derivatives. Cash flow hedges (effective portion)		(533)	10	(44)
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	1,274	2,069	1,760
Non-current assets and disposal groups classified as held for sale (*)		—	644	(18)
Share of other recognized income and expense of investments in joint ventures and associates		(9)	(17)	(5)
Total		(16,476)	(14,356)	(10,226)
(*) Corresponds mainly to BBVA USA in 2020 (see Notes 1.3, 3 and 21).
The balances recognized under these headings are presented net of tax.
The main changes in 2021 are explained by the depreciation against the euro of some of the currencies of the main geographies where the Group operates against the euro such as the Turkish lira (40.2%), Peruvian sol (1.3%), Colombian peso (6.6%) and Argentine peso (11.3%); partially offset by the appreciation against the euro of the Mexican peso (5.5%) and the application of IAS 29 of Argentina (see Note 2.2.19).